Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended	20 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Policies
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes. As at June 30, 2013 and June 30, 2012 the Company had no cash equivalents.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.  As at September 30, 2012, and September 30, 2011 the Company had no cash equivalents.